Short-Term Borrowings and Long-Term Borrowings (Details) - Schedule of borrowings - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Schedule of borrowings [Abstract]
Short-term borrowings	$ 299,315	$ 20,486
Long-term borrowings		6,838
Total	$ 299,315	$ 27,324